Changes in consolidated statements of comprehensive income (Tables)	12 Months Ended
Dec. 31, 2019
Comprehensive income [abstract]
Comprehensive income
(USD millions)	Fair value adjustments on marketable securities	Fair value adjustments on debt securities	Fair value adjustments on deferred cash flow hedges	Fair value adjustments on equity securities	Actuarial gains/(losses) from defined benefit plans	Cumulative currency translation effects	Total value adjustments

Value adjustments at January 1, 2017	349	– 1	– 3		– 5 915	– 1 642	– 7 212

Fair value adjustments on financial instruments	39	– 1	12				50

Net investment hedge						– 237	– 237

Net actuarial losses from defined benefit plans					851		851

Currency translation effects						2 208	2 208

Total value adjustments in 2017	39	– 1	12		851	1 971	2 872

Value adjustments at December 31, 2017, as previously reported	388	– 2	9		– 5 064	329	– 4 340

Impact of adoption of IFRS 9 on retained earnings and OCI [1]	– 177						– 177

Reclassification to presentation required under IFRS 9 [1]	– 211			211

Restated value adjustments at January 1, 2018		– 2	9	211	– 5 064	329	– 4 517

Fair value adjustments on financial instruments			12	13			25

Fair value adjustments on financial assets sold				– 16			– 16

Net investment hedge						95	95

Net actuarial gains from defined benefit plans					– 359		– 359

Currency translation effects						320	320

Total value adjustments in 2018			12	– 3	– 359	415	65

Value adjustments at December 31, 2018		– 2	21	208	– 5 423	744	– 4 452

Fair value adjustments on financial instruments		1	1	– 47			– 45

Fair value adjustments on financial assets sold				– 95			– 95

Net investment hedge						44	44

Net actuarial gains from defined benefit plans					– 466		– 466

Currency translation effects						354	354

Total value adjustments in 2019		1	1	– 142	– 466	398	– 208

Fair value adjustments related to divestments				33	– 30		3

Value adjustments at December 31, 2019		– 1	22	99	– 5 919	1 142	– 4 657

[1] Note 1 provides additional disclosures related to the impact of adoption of IFRS 9 Financial Instruments. OCI: other comprehensive income

Fair value adjustments financial instruments reconciliation
(USD millions)	Fair value adjustments on equity securities [1]	Fair value adjustments on debt securities	Fair value adjustments on deferred cash flow hedges	Total

Fair value adjustments at January 1, 2019	208	– 2	21	227

Changes in fair value:
– Debt securities sold		1		1

– Equity securities	– 94			– 94

Amortized net losses on cash flow hedges transferred to the consolidated income statement			1	1

Deferred tax on above items	47			47

Realized net gains reclassified to the retained earnings:
– Other financial assets sold	– 95			– 95

Fair value adjustments during the year	– 142	1	1	– 140

Fair value adjustments related to divestments	33			33

Fair value adjustments at December 31, 2019	99	– 1	22	120

[1] Includes fair value adjustments on equity securities designated as financial assets valued at fair value through other comprehensive income with no subsequent recycling into the consolidated income statement

(USD millions)	Fair value adjustments on marketable securities	Fair value adjustments on equity securities [1]	Fair value adjustments on debt securities	Fair value adjustments on deferred cash flow hedges	Total

Fair value adjustments at January 1, 2018, as previously reported	388		– 2	9	395

Impact of adoption of IFRS 9 on retained earnings and other comprehensive income [2]	– 177				– 177

Reclassification to presentation required under IFRS 9	– 211	211

Restated fair value adjustments at January 1, 2018		211	– 2	9	218

Changes in fair value:
– Equity securities		18			18

Amortized net losses on cash flow hedges transferred to the consolidated income statement				13	13

Deferred tax on above items		– 5		– 1	– 6

Realized net gains reclassified to the retained earnings:
– Other financial assets sold		– 16			– 16

Fair value adjustments during the year		– 3		12	9

Fair value adjustments at December 31, 2018		208	– 2	21	227

[1] Includes fair value adjustments on equity securities designated as financial assets valued at fair value through other comprehensive income with no subsequent recycling into the consolidated income statement

[2] Note 1 provides aditional disclosures on the impact of adoption of IFRS 9 Financial Instruments.
(USD millions)	Fair value adjustments on marketable securities	Fair value adjustments on debt securities	Fair value adjustments on deferred cash flow hedges	Total

Fair value adjustments at January 1, 2017	349	– 1	– 3	345

Changes in fair value:
– Available-for-sale marketable securities	12	– 1		11

– Available-for-sale financial investments	47			47

Realized net gains transferred to the consolidated income statement:
– Other financial assets sold	– 109			– 109

Amortized net losses on cash flow hedges transferred to the consolidated income statement			13	13

Impaired financial assets transferred to the consolidated income statement	102			102

Deferred tax on above items [1]	– 13		– 1	– 14

Fair value adjustments during the year	39	– 1	12	50

Fair value adjustments at December 31, 2017	388	– 2	9	395

[1] Included is a USD 18 million impact related to the revaluation of deferred tax liabilities on available-for-sale financial investments held in the US that were previously recognized through other comprehensive income related to continuing operrations. This revaluation resulted from the US tax reform legislation enacted on December 22, 2017. Refer to Note 12 for additional disclosures.

Schedule of defined benefit plan amounts recognized in other comprehensive income
(USD millions)	2019	2018	2017

Defined benefit pension plans before tax	– 119	– 482	1 367

Other post-employment benefit plans before tax	– 35	54	76

Taxation on above items [1]	– 313	69	– 592

Total after tax	– 467	– 359	851

Attributable to:
Shareholders of Novartis AG	– 466	– 359	851

Non-controlling interests	– 1

[1] Included in 2019 is a USD -358 million impact related to the revaluation of deferred tax assets on Swiss post-employment benefits that were previously recognized through other comprehensive income. This revaluation resulted from the Swiss tax reforms enacted by the voters in 2019. Refer to Note 12 for additional disclosures.

Included in 2017 is a USD -272 million impact related to the revaluation of deferred tax assets on US post-employment benefits that were previously recognized through other comprehensive income (continuing operations USD-259 million and discontinued operations USD -13 million). This revaluation resulted from the US tax reform legislation enacted on December 22, 2017. Refer to Note 12 for additional disclosures.